ACCOUNTS RECEIVABLE - Schedule of Accounts Receivable (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)
ACCOUNTS RECEIVABLE
Accounts receivable	¥ 103,982		¥ 138,035		$ 14,646
Allowance for credit losses	(30,486)		(7,764)		(4,294)
Accounts receivable, net	73,496		130,271		$ 10,352
The rollforward in the allowance for credit losses were as follows:
Balance at the beginning of the year	7,764	$ 1,094	4,932	¥ 6,473
Provisions for the year	22,752	3,204	2,832	1,463
Reversal of provisions from prior periods due to subsequent cash collection during the year	(30)	(4)		(983)
Amounts written off during the year				(2,021)
Balance at the end of the year	¥ 30,486	$ 4,294	¥ 7,764	¥ 4,932